Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Employee Benefits and Share-based Compensation, Noncash [Abstract]
Employee Benefit Plans
Employee Benefit Plans

Stock Transactions

On August 26, 2016, the Company declared a 10% stock dividend to shareholders' of record as of September 15, 2016. The 10% stock dividend was paid on September 30, 2016. All share amounts in the following tables have been restated to include the effect of the 10% stock dividend distribution.

Stock Option Plans

The Company has incentive and nonqualified option plans, which allow for the grant of options to officers, employees and members of the Board of Directors.  Transactions under the Company’s stock option plans for 2017 and 2016 are summarized in the following table:

	Shares	Weighted average exercise price	Weighted average remaining contractual life in years	Aggregate intrinsic value
Outstanding at December 31, 2015	522,338	$6.45	5.1	$2,561,095
Options granted	127,400	11.11
Options exercised	(90,871)	7.97
Options forfeited	(1,833)	7.00
Options expired	(4,275)	7.64
Outstanding at December 31, 2016	552,759	$7.26	5.7	$4,663,432
Options granted	47,100	16.37
Options exercised	(94,679)	6.19
Options forfeited	—	—
Options expired	(607)	11.48
Outstanding at December 31, 2017	504,573	$8.31	5.7	$5,772,843
Exercisable at December 31, 2017	351,648	$6.53	4.6	$4,648,981

Grants under the Company’s incentive and nonqualified option plans generally vest over 3 years and must be exercised within 10 years of the date of grant.  The exercise price of each option is the market price on the date of grant.  As of December 31, 2017, 2,462,585 shares have been reserved for issuance upon the exercise of options, 504,573 option grants are outstanding, and 1,575,640 option grants have been exercised, forfeited or expired, leaving 382,372 shares available for grant.

The fair values of the options granted during 2017 and 2016 were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	For the years ended December 31,
	2017	2016
Number of options granted	47,100	127,400
Weighted average exercise price	$16.37	$11.11
Weighted average fair value of options	$4.64	$3.49
Expected life in years (1)	6.57	6.79
Expected volatility (2)	28.12%	31.02%
Risk-free interest rate (3)	2.18%	1.94%
Dividend yield (4)	1.15%	1.38%

(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.

(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.

(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.

(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Upon exercise, the Company issues shares from its authorized but unissued common stock to satisfy the options.  The following table presents information about options exercised during 2017 and 2016:

	For the years ended December 31,
	2017	2016
Number of options exercised	94,679	90,871
Total intrinsic value of options exercised	$1,073,474	$451,288
Cash received from options exercised	509,047	549,918
Tax deduction realized from options exercised	438,514	184,351

The following table summarizes information about stock options outstanding and exercisable at December 31, 2017:

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
0.00 - 4.00	77,000	1.1	$3.51	77,000	$3.51
4.01 - 8.00	186,340	4.5	6.20	186,340	6.20
8.01 - 12.00	164,633	7.8	9.51	78,471	9.27
12.01 - 16.00	46,600	9.0	15.00	9,837	14.60
16.01 - 20.00	30,000	9.2	$16.75	—	$—
Total	504,573	5.7	$8.31	351,648	$6.53

FASB ASC Topic 718, “Compensation - Stock Compensation,” requires an entity to recognize the fair value of equity awards as compensation expense over the period during which an employee is required to provide service in exchange for such an award (vesting period).  Compensation expense related to stock options and the related income tax benefit for the years ended December 31, 2017 and 2016 are detailed in the following table:

	For the years ended December 31,
	2017	2016
Compensation expense	$283,823	$218,013
Income tax benefit	115,942	89,058

As of December 31, 2017, unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Company’s stock option plans totaled approximately $357 thousand.  That cost is expected to be recognized over a weighted average period of 1.7 years.

Restricted Stock Awards

Restricted stock is issued under the stock bonus program to reward employees and directors and to retain them by distributing stock over a period of time.  The following table summarizes nonvested restricted stock activity for the year ended December 31, 2017:

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2016	97,203	$9.47
Granted	38,400	16.36
Canceled	—	—
Vested	(41,600)	8.92
Nonvested restricted stock at December 31, 2017	94,003	$12.53

Restricted stock awards granted to date vest over a period of 4 years and are recognized as compensation to the recipient over the vesting period.  Unless the recipient makes an election to recognize all compensation on the grant date, the awards are recorded at fair market value at the time of grant and amortized into salary expense on a straight line basis over the vesting period.  As of December 31, 2017, 518,157 shares of restricted stock were reserved for issuance, of which 111,404 shares are available for grant.

Restricted stock awards granted during the years ended December 31, 2017 and 2016 were as follows:

	For the years ended December 31,
	2017	2016
Number of shares granted	38,400	44,016
Average grant date fair value	$16.36	$11.21

Compensation expense related to the restricted stock for the years ended December 31, 2017 and 2016 is detailed in the following table:

	For the years ended December 31,
	2017	2016
Compensation expense	$462,470	$327,151
Income tax benefit	188,919	133,644

As of December 31, 2017, there was approximately $850 thousand of unrecognized compensation cost related to nonvested restricted stock awards granted under the Company’s stock incentive plans.  That cost is expected to be recognized over a weighted average period of 2.6 years.

401(k) Savings Plan

The Bank has a 401(k) savings plan covering substantially all employees.  Under the Plan, an employee can contribute up to 80 percent of their salary on a tax deferred basis.  The Bank may also make discretionary contributions to the Plan.  The Bank contributed $492 thousand and $388 thousand to the Plan in 2017 and 2016, respectively.

Deferred Fee Plan

The Company has a deferred fee plan for Directors and executive management.  Directors of the Company have the option to elect to defer up to 100 percent of their respective retainer and Board of Director fees, and each member of executive management has the option to elect to defer 100 percent of their year end cash bonuses.  Director and executive deferred fees totaled $149 thousand in 2017 and $120 thousand in 2016, and the interest paid on deferred balances totaled $44 thousand in 2017 and $34 thousand in 2016. The fees distributed on the deferred balances totaled $8 thousand in 2017. No fees were distributed in 2016.

Benefit Plans
In addition to the 401(k) savings plan which covers substantially all employees in 2015, the Company established an unfunded supplemental defined benefit plan to provide additional retirement benefits for the President and Chief Executive Officer (“CEO”) and certain key executives.
On June 4, 2015, the Company approved the Supplemental Executive Retirement Plan (“SERP”) pursuant to which the President and CEO is entitled to receive certain supplemental nonqualified retirement benefits. On November 21, 2016 the Company approved a change in calculation of the Retirement Benefit payable under the Plan so that the Retirement Benefit shall be an amount equal to forty (40%) percent of the average of the Executive's base salary for the thirty-six (36) months immediately preceding executive's separation from service after age 66, adjusted annually thereafter by 2 percent. The total benefit is to be made payable in fifteen annual installments.  The future payments are estimated to total $3.4 million.  A discount rate of 4.00 percent was used to calculate the present value of the benefit obligation.
The President and CEO commenced vesting to this retirement benefit on January 1, 2014, and it will vest an additional 3 percent each year until fully vested on January 1, 2024. In the event that the President and CEO’s separation from service from the company were to occur prior to full vesting, the President and CEO would be entitled to and shall be paid the vested portion of the retirement benefit calculated as of the date of separation from service. Notwithstanding the foregoing, upon a Change in Control, and provided that within 6 months following the Change in Control the President and CEO is involuntarily terminated for reasons other than “cause” or the President and CEO resigns for “good reason”, as such is defined in the SERP, or the President and CEO voluntarily terminates his employment after being offered continued employment in a position that is not a “Comparable Position”, as such is also defined in the SERP, the President and CEO shall become 100 percent vested in the full retirement benefit.

No contributions or payments have been made for the year 2017 or 2016. The following table summarizes the components of the net periodic pension cost of the defined benefit plan recognized during the years ended December 31, 2017 and 2016:

	For the years ended December 31,
(In thousands)	2017	2016
Service cost	$121	$62
Interest cost	43	38
Amortization of prior service cost	83	83
Net periodic benefit cost	$247	$183

The following table summarizes the changes in benefit obligations of the defined benefit plan recognized during the years ended December 31, 2017:

	For the years ended December 31,
(In thousands)	2017	2016
Benefit obligation, beginning of year	$1,023	$923
Service cost	121	62
Interest cost	43	38
Benefit obligation, end of year	$1,187	$1,023

On October 22, 2015, the Company entered into an Executive Incentive Retirement Plan (the “Plan”) with key executive officers. The Plan has an effective date of January 1, 2015.

The Plan is an unfunded, nonqualified deferred compensation plan.  For any Plan Year, a guaranteed annual Deferral Award percentage of seven and one half percent (7.5%) of the participant’s annual base salary shall be credited to each Participant’s Deferred Benefit Account. A discretionary annual Deferral Award equal to seven and one half percent (7.5%) of the participant’s annual base salary may be credited to the Participant’s account in addition to the guaranteed Deferral Award, if the Bank exceeds the benchmarks set forth in the Annual Executive Bonus Matrix. The total Deferral Award shall never exceed fifteen percent (15%) of the participant's base salary for any given Plan Year. Each Participant shall be one hundred percent (100%) vested in all Deferral Awards as of the date they are awarded.

As of December 31, 2017, the company had total expenses of $90 thousand, compared to $30 thousand for the prior year.  The Plan is reflected on the Company’s balance sheet as accrued expenses.

Certain members of management are also enrolled in a split-dollar life insurance plan with a post retirement death benefit of $250 thousand.  Total expenses related to this plan were $5 thousand in 2017 and 2016, respectively.